Other Non-current Liabilities - Schedule of Other Non-current Liabilities (Detail) - USD ($) $ in Thousands		Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Other Non Current Liabilities [Abstract]
Deferred rent liabilities	[1]		$ 2,112
Deferred income		$ 295	288
Other liabilities (related to business combination) (refer note 8 (b))		9,480
Total		$ 9,775	$ 2,400

[1]	Upon adoption of IFRS 16, from April 1, 2019 the Group has reclassified deferred rent liabilities to building (right-of-use assets). (refer note 4 and 19)